Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Profit or loss [abstract]
Interest income	£ 30,749	£ 31,288		£ 28,051
Interest expense	(17,519)	(19,011)		(14,753)
Net interest income	13,230	12,277		13,298
Fee and commission income	3,118	2,943		2,926
Fee and commission expense	(1,334)	(1,184)		(1,095)
Net fee and commission income	1,784	1,759		1,831
Net trading income	1,485	1,812		1,307
Insurance revenue	3,438	3,291		3,008
Insurance service expense	(2,543)	(2,733)		(2,414)
Net expense from reinsurance contracts held	(139)	(72)		2
Insurance service result	756	486		596
Net investment return on assets held to back insurance and investment contracts	23,844	16,013		16,742
Net finance expense in respect of insurance and investment contracts	(24,044)	(16,278)		(16,776)
Net investment return and finance result in respect of insurance and investment contracts	(200)	(265)		(34)
Other operating income	2,367	1,934		1,631
Other income	6,192	5,726		5,331
Total income	19,422	18,003		18,629
Operating expenses	(11,966)	(11,601)		(10,823)
Impairment	(795)	(431)		(303)
Profit before tax	6,661	5,971		7,503
Tax expense	(1,904)	(1,494)		(1,985)
Profit for the year	4,757	4,477	[2]	5,518	[2]
Profit attributable to ordinary shareholders	4,196	3,923		4,933
Profit attributable to other equity holders	463	498		527
Profit attributable to equity holders	4,659	4,421		5,460
Profit attributable to non-controlling interests	£ 98	£ 56		£ 58
Basic earnings per share (in GBP per share)	£ 0.070	£ 0.063		£ 0.076
Diluted earnings per share (in GBP per share)	£ 0.069	£ 0.062		£ 0.075

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.
[2]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.